NET LOSS PER SHARE - Antidilutive securities (Details) - shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	321,086,776	297,188,387
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	175,531,186	175,593,476
Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	50,434,069	34,054,264
Outstanding stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	44,914,082	42,591,545
Outstanding common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	6,001,639	6,001,639
Outstanding convertible preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	44,205,800	38,947,463